Product Information Notice Dated February 4, 2013

Effective January 1, 2013, Scott & Stringfellow, LLC no longer provides sub-advisory services to the Sterling Capital Special Opportunities Variable Insurance Fund.

This notice should be retained for future reference.

HV-7421